SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2023 USD ($)
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset
Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset	924,447
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative Asset	$ 924,447